Stock-Based Compensation - Legacy MariaDB Stock Options Plans (Details) - shares			6 Months Ended		12 Months Ended
	Jul. 04, 2022	Dec. 08, 2017	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Stock-Based Compensation
Number of shares granted			123,280
Mariadb Corporation Ab
Stock-Based Compensation
Number of shares granted					10,053,674
2017 Plan and 2017 US Plan
Stock-Based Compensation
Number of shares granted			65,098	114,082
2017 Plan and 2017 US Plan | Mariadb Corporation Ab
Stock-Based Compensation
Number of shares granted					5,647,000	11,765,299
2017 Plan and 2017 US Plan | Tranche one
Stock-Based Compensation
Vesting period		4 years
Vesting rights (as a percent)		25.00%
2017 Plan and 2017 US Plan | Tranche one | Mariadb Corporation Ab
Stock-Based Compensation
Vesting period		4 years
Vesting rights (as a percent)		25.00%
2017 Plan and 2017 US Plan | Maximum
Stock-Based Compensation
Award term		10 years
2017 Plan and 2017 US Plan | Maximum | Mariadb Corporation Ab
Stock-Based Compensation
Award term		10 years
2022 US Plan
Stock-Based Compensation
Number of shares granted			58,182
2022 US Plan | Mariadb Corporation Ab
Stock-Based Compensation
Number of shares granted					4,406,674
2022 US Plan | Tranche one
Stock-Based Compensation
Vesting rights (as a percent)	25.00%
2022 US Plan | Tranche one | Mariadb Corporation Ab
Stock-Based Compensation
Vesting rights (as a percent)	25.00%
2022 US Plan | Maximum
Stock-Based Compensation
Award term	10 years
2022 US Plan | Maximum | Mariadb Corporation Ab
Stock-Based Compensation
Award term	10 years